Summary of principal accounting policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation
Share-based compensation	$ 2,142,445	$ 2,206,480	$ 1,996,753
Cost of services
Share-based compensation
Share-based compensation	289,921	255,315	203,626
Product development expenses
Share-based compensation
Share-based compensation	360,852	498,500	814,185
Sales and marketing expenses
Share-based compensation
Share-based compensation	31,938	68,978	63,387
General and administrative expenses
Share-based compensation
Share-based compensation	$ 1,459,734	$ 1,383,687	$ 915,555